Fair Value Measurements - Schedule of Determined the Fair Value of Its SAFE Obligations (Details)	Dec. 31, 2024 yr USD ($)	Dec. 31, 2023 yr	Apr. 25, 2023 USD ($) yr
Expected term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations	0.7
Expected term [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		3
Warrants and rights outstanding, measurement input	7.7		8.7
Expected term [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		0.4
Warrants and rights outstanding, measurement input	3.6		4.6
Discount rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations	0.209	0.26
Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations	0.607
Warrants and rights outstanding, measurement input	0.803		0.831
Volatility [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		1.023
Volatility [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		0.499
Exercise price [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input | $	2.34		2.34
Exercise price [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input | $	0.001		0.001
Risk-free interest rate [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	0.045		0.039
Risk-free interest rate [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	0.043		0.038